Derivative Instruments (Net Cash Received (Paid) Related to Derivatives) (Schedule) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Operating activities	$ (445.7)	$ (402.1)	$ (435.5)
Investing activities	(30.2)	(66.5)	23.7
Financing activities	(221.0)	524.5	(108.4)
Total	$ (696.9)	$ 55.9	$ (520.2)